Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic
Net income (loss) attributable to stockholders of the Parent Company	kr (6,530)	kr (32,576)	kr 833
Average number of shares outstanding, basic	3,291	3,277	3,263
Earnings (loss) per share, basic	kr (1.98)	kr (9.94)	kr 0.26
Diluted
Net income (loss) attributable to stockholders of the Parent Company	kr (6,530)	kr (32,576)	kr 833
Average number of shares outstanding, basic	3,291	3,277	3,263
Dilutive effect for stock purchase			40
Average number of shares outstanding, diluted	3,291	3,277	3,303
Earnings (loss) per share, diluted	kr (1.98)	kr (9.94)	kr 0.25